Derivative financial instruments	12 Months Ended
Mar. 31, 2012
Derivative financial instruments

25. Derivative financial instruments

a)	Interest Rate Swap Agreements (“Swaps”)

The Company’s overall risk management objective is to mitigate the negative impact of volatile global markets on its cash flow and earnings. The Company uses interest rate swaps to manage the market risks associated to interest rate movements relating to its variable-rate long-term debt. As of March 31, 2012 the Company had outstanding forward dated interest rate swaps designated as cash flow hedges to convert the variable interest rate of its long term debt to a fixed rate with a total notional amount of Rs. 4,716 million (US$ 93 million). Additionally, as of March 31, 2012 the Company had outstanding interest rate swaps with total notional amount of Rs. 36,885 million (US$ 725 million) which do not qualify for hedge accounting. Under the terms of the swaps the Company will pay an interest rate ranging from 1.45% to 3.25% in exchange for the variable interest rate equal to US$ LIBOR and interest rate ranging from 8.28% to 9.93% in exchange for the variable interest equal to 3 month JIBAR. These swaps expire within one year to six years from the balance sheet date.

The differential paid or received on the swaps designated as hedges is recognized as adjustments to interest expense. The effective portion of the changes in the fair value of the swaps designated as hedges are deferred in accumulated other comprehensive loss and is recognized as interest expense when the hedged item affects earnings. The impact to earnings associated with hedge ineffectiveness is recorded in interest expense immediately.

The following table summarizes the activity in accumulated other comprehensive loss related to derivatives designated as cash flow hedges during the year ended March 31, 2011 and 2012:

	(In millions)
	Year ended March 31, 2011		Year ended March 31, 2012
Beginning Balance-loss	Rs.	260	Rs.	291	US$	6
Net unrealized loss/(gain) for the year		205		(25)		—
Realized gain/(loss) reclassified into earnings		(174)		(243)		(5)

Ending balance–loss	Rs.	291	Rs.	23	US$	1

Based on the terms of the derivative instruments designated as cash flow hedges, Rs. 156 million (US$ 3 million) of unrealized losses currently in accumulated other comprehensive loss will be transferred to interest expense in the statement of operations in the fiscal year ending March 31, 2013. In fiscal 2012, Rs. 160 million (US$ 3 million) has been recognized in interest expense for fair value changes on interest rate swaps which do not qualify for hedge accounting.

b)	Foreign Exchange Forward Contracts

The Company uses foreign currency forward and option contracts to manage the exchange risks associated with movements in United States Dollar, Canadian Dollar, Euro and other currencies.

The Company had outstanding foreign exchange forward contracts with total notional amount of Rs. 7,038 million and Rs. 2,047 million (US$ 40 million) as of fiscals 2011 and 2012 respectively. These contracts are for a period between 15 days and one year. Although these contracts are effective as hedges from an economic perspective they do not qualify for hedge accounting.

An exchange gain/(loss) of Rs. 472 million in fiscal 2010, Rs. (151) million in fiscal 2011 and Rs. (75) million in fiscal 2012 on foreign currency forward and option contracts have been recognized in other non-operating income.

The Company has also entered into forward contracts to hedge the exchange risks associated with its net investments in Neotel. As at March 31, 2012, outstanding forward exchange contracts with notional value of Rs. 3,972 million (US$ 78 million) qualifying for hedge accounting have been designated as hedge of net investment. These contracts have a maturity period between six months and ten months. In fiscal 2012, the Company recognized exchange loss of Rs. 1,008 million (US$ 20 million) relating to the designated forward contracts in foreign currency translation reserve included in other comprehensive loss. Exchange gain on amount of forward contracts excluded from assessment of hedge effectiveness of Rs. 154 million (US$ 3 million) has been included as exchange gain in other non-operating income.